Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TOTAL RETURN FUND, INC.
Entity Central Index Key	0001681576
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000174964
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Investor Class
Trading Symbol	PTTFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 651,055,000
Holdings Count | Holding	1,565
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$651,055
Number of Portfolio Holdings	1,565

Holdings [Text Block]
U.S. Government & Agency Mortgage-Backed Securities	24.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.1
Corporate Bonds	20.4
Asset-Backed Securities	13.1
Non-U.S. Government Mortgage-Backed Securities	8.6
Bank Loans	7.2
Foreign Government Obligations & Municipalities	4.8
Securities Lending Collateral	1.1
Municipal Securities	0.5
Short-Term and Other	-2.2

Largest Holdings [Text Block]
U.S. Treasury Bonds	13.9%
Federal National Mortgage Assn.	9.5
U.S. Treasury Notes	8.3
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.0
UMBS	3.8
Government of Hungary	1.4
Republic of Colombia	0.7
Carvana Auto Receivables Trust	0.7
CarMax Auto Owner Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000174965
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Advisor Class
Trading Symbol	PTATX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 651,055,000
Holdings Count | Holding	1,565
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$651,055
Number of Portfolio Holdings	1,565

Holdings [Text Block]
U.S. Government & Agency Mortgage-Backed Securities	24.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.1
Corporate Bonds	20.4
Asset-Backed Securities	13.1
Non-U.S. Government Mortgage-Backed Securities	8.6
Bank Loans	7.2
Foreign Government Obligations & Municipalities	4.8
Securities Lending Collateral	1.1
Municipal Securities	0.5
Short-Term and Other	-2.2

Largest Holdings [Text Block]
U.S. Treasury Bonds	13.9%
Federal National Mortgage Assn.	9.5
U.S. Treasury Notes	8.3
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.0
UMBS	3.8
Government of Hungary	1.4
Republic of Colombia	0.7
Carvana Auto Receivables Trust	0.7
CarMax Auto Owner Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000174966
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	I Class
Trading Symbol	PTKIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 651,055,000
Holdings Count | Holding	1,565
InvestmentCompanyPortfolioTurnover	69.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$651,055
Number of Portfolio Holdings	1,565

Holdings [Text Block]
U.S. Government & Agency Mortgage-Backed Securities	24.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.1
Corporate Bonds	20.4
Asset-Backed Securities	13.1
Non-U.S. Government Mortgage-Backed Securities	8.6
Bank Loans	7.2
Foreign Government Obligations & Municipalities	4.8
Securities Lending Collateral	1.1
Municipal Securities	0.5
Short-Term and Other	-2.2

Largest Holdings [Text Block]
U.S. Treasury Bonds	13.9%
Federal National Mortgage Assn.	9.5
U.S. Treasury Notes	8.3
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.0
UMBS	3.8
Government of Hungary	1.4
Republic of Colombia	0.7
Carvana Auto Receivables Trust	0.7
CarMax Auto Owner Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless